UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549



                                  Form 13F



                            FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2011



Check here if Amendment [ ]; Amendment Number: ______

  This Amendment(Check only one.):   [ ] is a restatement.

                                     [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:                  John Hancock Life Insurance Company (U.S.A.)

Address:               601 Congress Street

                       Boston, MA 02210



Form 13F File Number:  028-03983



The institutional  investment  manager filing this report and the person by whom it is signed hereby  represent  that the person signing the report is authorized to  submit  it,  that all  information  contained  herein is true,  correct  and complete,  and  that it is  understood  that  all  required  items,  statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tina M. Marks

Title:  Reconciliation Manager

Phone:  (617) 572-1662



Signature, Place, and Date of Signing:



   /s/ Tina M Marks                   Boston, MA             May 12 2011

  -------------------------      ----------------------        --------

     [Signature]                     [City, State]              [Date]



Report Type (Check only one.):



 [ ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



 [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



 [ ] 13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





List of Other Managers Reporting for this Manager:



Form 13f File number    Name

028-11519               Manulife Financial Corporation

028-04428               The Manufacturers Life Insurance Company